STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 14 – STOCK BASED COMPENSATION

The Company has historically awarded stock options to various officers, directors, employees and consultants of the Company to purchase shares of the Company’s capital stock. During the years ended December 31, 2014 to 2018, the Company has issued several batches of stock options to acquire the equivalent of total 51,340 shares of capital stock of the Company after the adjustment for the 100-for-1 stock split in February 2018. The options generally vest two years after the grant date and have the contractual term of ten years. The total outstanding stock options as of January 1, 2020 was 50,405.

On November 30, 2020, the Company awarded options to purchase an aggregate of 870 shares of capital stock at an exercise price of JPY45,140 per share to various officers, directors and employees of the Company. The options vest on August 26, 2022 with the expiration date on July 31, 2030.

On July 30, 2021, the Company awarded options to purchase 50 shares of capital stock at an exercise price of JPY48,060 per share to a consultant of the Company. The options vest on July 9, 2023 with the expiration date on July 31, 2031.

On May 13, 2022, the Company entered into a consulting and services agreement (the “Consulting Agreement”) with HeartCore Enterprises, Inc. (“HeartCore”) pursuant to which it agreed to compensate HeartCore with cash consideration of US$500,000 and common share purchase warrants (the “Warrants”) in exchange for professional services to be provided by HeartCore in connection with its initial public offering (the “IPO”). HeartCore may exercise the Warrants at any time beginning on the date of IPO until ten years following completion of an IPO to purchase 2% of the fully diluted shares of the Company’s capital stock as of the date of IPO, for an exercise price per share of US$0.01, subject to adjustment as provided in the agreement. The Consulting Agreement was further amended in August and November 2022, respectively, to modify the payment terms and dates. The Warrants were also terminated upon the issuance of the stock acquisition rights.

On November 9, 2022, the Company and HeartCore entered into the 9th stock acquisition rights allotment agreement pursuant to which the Company allotted 5,771 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on May 13, 2022. The stock acquisition right is exercisable upon a successful listing on the Nasdaq Capital Market or NYSE American and has an exercise price of US$0.01 per share and is fully vested. The number of shares underlying each stock acquisition right is calculated as the number of issued and outstanding shares of the Company’s capital stock on a fully diluted basis as of the previous day of the listing date on a stock exchange multiplied by 2% and divided by 5,771, subject to adjustment as provided in the agreement. The stock acquisition right, subject to some conditions, is exercisable upon the effectiveness of an IPO throughout a period of ten years from the listing date.

The following table summarizes the stock option activities and related information for the years ended December 31, 2022, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of January 1, 2020	50,405	8,325	4.41
Granted	870	45,140	9.59
Forfeited/cancelled	(20)	33,320	-
Exercised	-	-	-
Outstanding as of December 31, 2020	51,255	8,940	3.51
Granted	50	48,060	9.59
Forfeited/cancelled	(15)	33,320	-
Exercised	-	-	-
Outstanding as of December 31, 2021	51,290	8,971	2.52
Granted	5,771	1	10.00
Forfeited/cancelled	(635)	14,500	-
Exercised	(1,600)	8,225	-
Outstanding as of December 31, 2022	54,826	7,985	2.40
Vested and exercisable as of December 31, 2022	49,005	8,884	1.50

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes the significant assumptions used in the model to estimate the fair value of the stock options for the years ended December 31, 2021 and 2020:

	For the Years Ended
	December 31,
	2021	2020
Expected volatility	55.50%	58.40%
Risk-free interest rate	0.02%	0.02%
Dividend yield	0%	0%
Exercise term	10.0 years	9.7 years

The stock acquisition rights granted to HeartCore during the year ended December 31, 2022 contained a performance condition of exercisability upon a successful listing on the Nasdaq Capital Market or NYSE American. The Company did not recognize any expenses in relation to the stock acquisition rights granted to HeartCore during the year ended December 31, 2022 as the performance condition is not considered probable as of December 31, 2022. The valuation of stock acquisition rights granted to HeartCore has not yet completed as of the date of this report.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized stock based compensation expenses related to the options of JPY6,580, JPY11,564 and JPY2,394, respectively. As of December 31, 2022, the unrecognized stock based compensation expense related to the unvested options was JPY236, which is expected to be recognized through July 2023.